SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Computer equipment and application software	5 years
Furniture and fixture	5 years
Medical equipment	10 years
Motor vehicles	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term

Schedule of estimated average useful lives of finite-lived intangible assets

	Weighted average (years)	range (years)

Customer relationship	5.5	2.1~10.0
Non-compete agreement	3.0	2.0~3.0
Contract backlog	0.7	0.4~0.9
Operating license	2.9	0.3~5.0
Favorable lease contract	7.1	2.8~9.8